Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

MECHANICS BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

May 10, 2017

This Servicer’s Monthly Certificate is delivered pursuant to that certain sale and servicing agreement by and among Mechanics Bank, a California corporation authorized to transact a banking business (the “Company”), California Republic Auto Receivables Trust 2014-3, a Delaware statutory trust (the “Issuer”), California Republic Funding, LLC, a Delaware limited liability company (the “Depositor”), CSC Logic, Inc, a Texas corporation (the “Backup Servicer”) and Deutsche Bank Trust Company Americas, a New York banking corporation (the “Indenture Trustee”), dated as of September 1, 2014 (the “Sale and Servicing Agreement”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

    (i)       No Event of Default, Servicer Replacement Event has occurred and is continuing;

    (ii)       The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on this Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Nathan J. Duda
Nathan J. Duda
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2014-3
Pool ID:	CRAT143
Original Aggregate Note Balance	$275,000,000.00
Collection Period Start Date:	04/01/2017
Collection Period Ending Date:	04/30/2017
Prior Distribution Date:	04/17/2017
Current Distribution Date:	05/15/2017

I.	SUMMARY
		Original Balance	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance	Pool Factor

	Class A-1 Notes	$38,300,000.00	$-	$-	$-	0.000000
	Class A-2 Notes	$74,000,000.00	$-	$-	$-	0.000000
	Class A-3 Notes	$69,000,000.00	$-	$-	$-	0.000000
	Class A-4 Notes	$67,020,000.00	$57,974,368.18	$4,031,579.91	$53,942,788.27	0.804876
	Class B Notes	$17,190,000.00	$17,190,000.00		$17,190,000.00	1.000000
	Class C Notes	$9,490,000.00	$9,490,000.00		$9,490,000.00	1.000000

	Total Note Balance	$275,000,000.00	$84,654,368.18	$4,031,579.91	$80,622,788.27	0.293174

			Beginning Period Balance		Ending Period Balance

	Overcollateralization		$4,537,560.97		$4,537,560.97
	Reserve Account Balance		$687,509.24		$687,509.24
	Net Pool Balance		$89,191,929.15		$85,160,349.24

				Beginning Period	Interest Distribution
			Coupon Rate	Balance	Amount

	Class A-1 Notes		0.22000%	$-	$-
	Class A-2 Notes		0.63000%	$-	$-
	Class A-3 Notes		1.09000%	$-	$-
	Class A-4 Notes		1.79000%	$57,974,368.18	$86,478.43
	Class B Notes		2.66000%	$17,190,000.00	$38,104.50
	Class C Notes		3.61000%	$9,490,000.00	$28,549.08

				$84,654,368.18	$153,132.01

II.	AVAILABLE FUNDS

	Interest Collections		493,745.54
	Principal Collections		$3,695,510.44
	Repurchases		$-
	Liquidation Proceeds		$-
	Recoveries		$133,655.54
	Investment Earnings		$2,042.74
	Reimbursements of Prior Period Liquidation Expenses		$(8,731.77)
	Reimbursements of Prior Period Servicer Advances		$(64,132.13)
	Current Period Servicer Advances		$75,821.84	$11,689.71

	Total Collections		$4,327,912.20

	Reserve Account Draw Amount		$-

	Total Available Funds		$4,327,912.20

III.	DISTRIBUTION OF AVAILABLE FUNDS			$78,326.61
			Amount Due	Amount Paid	Amount Owed	Shortfall

	Servicing fees dues to master servicer	1.0000%	$74,326.61	$74,326.61	$-	$-
	Servicing fees dues to backup servicer		$4,000.00	$4,000.00	$-	$-
	Class A-1 Note Interest		$-	$-	$-	$-
	Class A-2 Note Interest		$-	$-	$-	$-
	Class A-3 Note Interest		$-	$-	$-	$-
	Class A-4 Note Interest		$86,478.43	$86,478.43	$-	$-
	First Allocation of Principal		$-	$-	$-	$-
	Class B Note Interest		$38,104.50	$38,104.50	$-	$-
	Second Allocation of Principal		$-	$-	$-	$-
	Class C Note Interest		$28,549.08	$28,549.08	$-	$-
	Third Allocation of Principal		$-	$-	$-	$-
	Reserve Account Deposit		$-	$-	$-	$-
	Regular Principal Distribution Amount		$4,031,579.91	$4,031,579.91	$-	$-
	Accrued and unpaid fees to owner/indenture trustees		$1,520.00	$1,520.00	$-	$-
	Remaining Funds to Certificate Holder		$63,353.67	$63,353.67	$(0.00)	$-

			$4,327,912.20	$4,327,912.20	$(0.00)	$-

	First Allocation of Principal		$-
	Second Allocation of Principal		$-
	Third Allocation of Principal		$-
	Regular Principal Distribution Amount		$4,031,579.91

	Total Allocable Principal		$4,031,579.91

IV.	POOL

	Pool Balance	$85,160,349.24
	Number of Receivables Outstanding	6,849
	Weighted Average Contract Rate	6.89%
	Weighted Average Maturity	37.3

	OVERCOLLATERALIZATION

	Target O/C Amount	$4,537,560.97
	Beginning Period O/C Amount	$4,537,560.97
	Ending Period O/C Amount	$4,537,560.97

	Overcollateralization Amount to Achieve Target	$(0.00)

V.	RESERVE ACCOUNT

	Specified Reserve Account Balance	$687,509.24
	Beginning Reserve Account Balance	$687,509.24
	Reserve Account Deposits	$-
	Reserve Account Earnings	$292.23
	Distribute Earnings - Collection Account	$(292.23)
	Reserve Account Draws	$-

	Ending Reserve Account Balance	$687,509.24

VI.	DELINQUENCY & LOSS
				% of Ending Pool
	Delinquency	Number	Amount	Balance

	30 - 59 Days	189	$2,818,362.27	3.309%
	60 - 89 Days	45	$527,917.58	0.620%
	90 + Days	41	$677,577.64	0.796%

	Total	275	4,023,857.49	4.725%

	Repossession Inventory	28	$515,799.01

		Current Period	Cumulative

	Losses	$336,069.47	$12,808,289.13
	Recoveries	$(133,655.54)	$(6,380,528.30)

	Net Losses	$202,413.93	$6,427,760.83

	Cumulative Net Loss Percentage		2.34%
	Cumulative Recovery Rate		49.82%

Mechanics Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Nathan J. Duda	May 10, 2017
Nathan J. Duda	Date
EVP, Chief Financial Officer